Related parties (Details) - COP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Joint ventures and Associates
Accounts receivable		$ 161,470	$ 121,637
Accounts receivable, Current		161,470	121,637
Accounts receivable, Non-current		0	0
Accounts receivable- Loans		352,487	144,659
Accounts receivable- Loans, Current		5,161	1,421
Accounts receivable- Loans, Non-current		347,326	143,238
Other assets		91	84
Other assets, Current		91	84
Other assets, Non-current		0	0
Accounts payable		65,387	64,766
Accounts payable, Current		65,387	64,766
Accounts payable, Non-current		0	0
Loans payable		829,334	683,949
Loans payable, Current		829,334	683,949
Loans payable, Non-current		0	0
Other liabilities			423
Other liabilities, Current			423
Other liabilities, Non-current			0
Gas Natural del Oriente S.A. E.S.P. | Associates
Joint ventures and Associates
Accounts receivable		0	0
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		3,786	7,560
Loans payable		0	0
Other liabilities			0
Extrucol S.A. | Associates
Joint ventures and Associates
Accounts receivable		0	0
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		439	1,028
Loans payable		0	0
Other liabilities			0
E2 Energia Eficiente S.A. E.S.P. | Associates
Joint ventures and Associates
Accounts receivable		3,204	7,215
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		1,178	422
Loans payable		0	0
Other liabilities			0
Internexa Brasil Operadora de Telecomunicaes | Associates
Joint ventures and Associates
Accounts receivable			0
Accounts receivable- Loans			235
Other assets			0
Accounts payable			0
Loans payable			0
Other liabilities			0
Equion Energa Limited | Joint Ventures
Joint ventures and Associates
Accounts receivable	[1]	169	0
Accounts receivable- Loans	[1]	0	0
Other assets	[1]	91	84
Accounts payable	[1]	890	6,327
Loans payable	[1]	829,334	683,949
Other liabilities	[1]		423
Ecodiesel Colombia S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		4,099	4,953
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		59,094	49,429
Loans payable		0	0
Other liabilities			0
Interligao Eltrica do Madeira S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		36,830	35,100
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		0	0
Loans payable		0	0
Other liabilities			0
Interligao Eltrica Garanhuns S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		10,261	10,292
Accounts receivable- Loans		39	41
Other assets		0	0
Accounts payable		0	0
Loans payable		0	0
Other liabilities			0
Interligao Eltrica Paraguau S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		21,812	11,366
Accounts receivable- Loans		29	25
Other assets		0	0
Accounts payable		0	0
Loans payable		0	0
Other liabilities			0
Interligao Eltrica Aimors S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		13,323	7,612
Accounts receivable- Loans		29	25
Other assets		0	0
Accounts payable		0	0
Loans payable		0	0
Other liabilities			0
Interligao Eltrica Iva S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		17,363	18,316
Accounts receivable- Loans		1,752	1,097
Other assets		0	0
Accounts payable		0	0
Loans payable		0	0
Other liabilities			0
Transmissora Alianca de Energia Eltrica S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		54,409	26,783
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		0	0
Loans payable		0	0
Other liabilities			0
Consorcio Electrico Yapay S.A | Joint Ventures
Joint ventures and Associates
Accounts receivable		0
Accounts receivable- Loans		3,313
Other assets		0
Accounts payable		0
Loans payable		0
Conexion Kimal Lo Aguirre S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		0	0
Accounts receivable- Loans		347,325	143,236
Other assets		0	0
Accounts payable		0	0
Loans payable		$ 0	0
Other liabilities			$ 0

[1]	Resources deposited by Equion in Ecopetrol Capital AG.